Vessels in Operation (Tables)	6 Months Ended
Jun. 30, 2018
Vessels In Operation [Member]
Vessels

	Vessel	Drydocking	Total
		(in thousands)
Cost
December 31, 2017	$2,056,722	$36,275	$2,092,997
Additions	79	2,880	2,959
Disposal	—	(6,938)	(6,938)

June 30, 2018	$2,056,801	$32,217	$2,089,018

Accumulated Depreciation
December 31, 2017	$332,708	$20,150	$352,858
Charge for the period	33,899	4,304	38,203
Disposal	—	(6,938)	(6,938)

June 30, 2018	$366,607	$17,516	$384,123

Net Book Value
December 31, 2017	$1,724,014	$16,125	$1,740,139

June 30, 2018	$1,690,194	$14,701	$1,704,895